Finance income and expense (Details Narrative) - USD ($) $ in Thousands	6 Months Ended				12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Finance Income And Expense
Finance expense	$ 2,298	[1]	$ 2,467	[1]	$ 7,366	$ 8,604	$ 2,450
Interest on loan	2,200		2,900
Foreign exchange losses	$ 1,297		$ 395		$ (2,704)	$ (4,709)	$ (92)

[1]	Financials for continuing operations for both six months ended December 31, 2023, and six months ended December 31, 2022, up to the “Loss from continuing operations” line and for earnings per share.